SCHEDULE OF FAIR VALUE OF OPTION USING ASSUMPTIONS (Details) - USD ($)				12 Months Ended
		Dec. 29, 2021	Jun. 24, 2021	Dec. 31, 2022	Dec. 31, 2021	Jul. 15, 2022	Jan. 05, 2022
Expected volatility (%)					152.10%
Expected volatility (%)		1.29%			1.29%
Expected volatility (%)		0.00%		0.00%	0.00%
Conversion price					$ 0.05
Expected volatility (%)			$ 350,000				$ 180,000
Expected volatility (%)			$ 308,000	$ 161,000		$ 93,000	$ 154,000
Citrine 8LP [Member] | Monte Carlo Simulation Model [Member]
Expected volatility (%)			156.80%
Expected volatility (%)			0.17%
Expected volatility (%)			0.00%
Contractual term (years)			1 year 6 months
Conversion price	[1]
Expected volatility (%)			0.03
Expected volatility (%)			$ 397
Expected volatility (%)			$ 117

[1]	the conversion price is 85% of the share price, during the period of 5 days preceding the conversion date.